Stock Incentive Plan (Table)	3 Months Ended
Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of the company's activity under the Plan for the restricted stock awards

	Restricted Stock	Performance
	Awards	Stock Units	Stock Options
Outstanding at December 31, 2022	—	—	—
Awards granted(1)	308,938	26,574	392,108
Awards vested	—	—	(130,702)
Outstanding at March 31, 2023	308,938	26,574	261,406
	$5.72	$6.01	$0.82
(1)	Weighted average grant date fair value per share/unit